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Alliance
Treasury
Reserves

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                           Alliance Capital [LOGO](R)

Semi-Annual Report
December 31, 2001
(unaudited)

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

STATEMENT OF NET ASSETS
December 31, 2001 (unaudited)                         Alliance Treasury Reserves
================================================================================

 Principal
  Amount
   (000)   Security                                   Yield           Value
--------------------------------------------------------------------------------
           U.S. GOVERNMENT
           OBLIGATIONS-79.9%
           U.S. TREASURY
           BILLS-74.5%
 $ 35,000  1/03/02 ..............................      1.64%       $  34,996,811
   20,000  1/10/02 ..............................      1.64           19,991,850
   10,000  2/14/02 ..............................      1.71            9,979,161
   35,000  3/07/02 ..............................      1.71           34,892,569
   10,000  3/28/02 ..............................      1.71            9,959,389
   16,000  2/28/02 ..............................      1.72           15,955,791
    7,000  3/14/02 ..............................      1.72            6,976,060
   25,000  2/14/02 ..............................      1.73           24,947,429
   35,000  2/21/02 ..............................      1.73           34,914,717
   20,000  3/07/02 ..............................      1.73           19,937,708
   50,000  2/21/02 ..............................      1.74           49,877,406
   25,000  3/14/02 ..............................      1.74           24,913,500
   65,000  1/31/02 ..............................      1.76           64,905,163
   50,000  2/07/02 ..............................      1.76           49,909,812
   25,000  2/14/02 ..............................      1.76           24,946,528
    4,600  1/03/02 ..............................      1.77            4,599,550
   20,000  1/31/02 ..............................      1.80           19,970,250
   35,000  2/07/02 ..............................      1.80           34,935,610
   15,000  2/28/02 ..............................      1.93           14,953,632
   13,000  1/24/02 ..............................      2.02           12,983,348
   25,000  1/31/02 ..............................      2.18           24,954,896
   20,000  1/24/02 ..............................      2.19           19,972,176
   10,000  1/17/02 ..............................      2.21            9,990,222
                                                                   -------------
                                                                     569,463,578
                                                                   -------------
           U.S. TREASURY
           NOTES-5.4%
    1,000  6.25%, 1/31/02 .......................      2.31            1,003,316
   40,000  6.38%, 1/31/02 .......................      2.31           40,137,604
                                                                   -------------
                                                                      41,140,920
                                                                   -------------
           Total U.S. Government
           Obligations
           (amortized cost
           $610,604,498) ........................                    610,604,498
                                                                   -------------
           REPURCHASE
           AGREEMENTS-20.0%
           CS First Boston Corp.
 $ 25,000  1.67%, dated 12/11/01,
           due 2/11/02 in the
           amount of $25,071,903
           (cost $25,000,000;
           collateralized by
           $25,529,000 U.S. Treasury
           Bill and U.S. Treasury
           Notes, 0.00% to
           5.875%, due 1/31/02 to
           11/15/04, value
           $25,071,903) (a) .....................      1.67           25,000,000
           Dresdner Bank AG
   30,000  1.67%, dated 11/07/01,
           due 1/07/02 in the
           amount of $30,095,058
           (cost $30,000,000;
           collateralized by
           $22,111,000 U.S.
           Treasury Bonds, 8.125%,
           due 8/15/19, value
           $30,940,000) (a) .....................      1.67           30,000,000
           Goldman Sachs & Co.
   35,000  1.68%, dated 12/11/01,
           due 1/10/02 in the
           amount of $35,049,000
           (cost $35,000,000;
           collateralized by
           $22,848,000 U.S.
           Treasury Bonds, 11.25%,
           due 2/15/15, value
           $35,700,011) (a)(b) ..................      1.68           35,000,000
           State Street Bank
           and Trust Co.
   28,000  1.50%, dated 12/31/01,
           due 1/02/02 in the
           amount of $28,002,333
           (cost $28,000,000;
           collateralized by
           $22,490,000 U.S.
           Treasury Bonds,
           8.125%, due 8/15/19,
           value $28,843,425)(a) ................      1.50           28,000,000

                                                      Alliance Treasury Reserves
================================================================================

 Principal
  Amount
   (000)   Security                                   Yield           Value
--------------------------------------------------------------------------------
           UBS Finance, Inc.
 $ 35,000  1.87%, dated 11/07/01,
           due 1/07/02 in the
           amount of $35,110,901
           (cost $35,000,000;
           collateralized by
           $32,942,000 U.S.
           Treasury Notes, 5.50%,
           due 8/15/28, value
           $35,821,000) (a) .....................      1.87%       $  35,000,000
                                                                   -------------
           Total Repurchase
           Agreements
           (amortized cost
           $153,000,000) ........................                    153,000,000
                                                                   -------------
           TOTAL
           INVESTMENTS-99.9%
           (amortized cost
           $763,604,498) ........................                  $ 763,604,498
           Other assets less
           liabilities-0.1% .....................                        871,888
                                                                   -------------
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           764,367,811 shares
           outstanding) .........................                  $ 764,476,386
                                                                   =============

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(a)   Repurchase agreements which are terminable within 7 days.

(b) Security issued in reliance on section 4(2) or Rule 144A of the Securities and Exchange Act of 1933. Rule 144A security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2001, this security amounted to $35,000,000 representing 4.6% of net assets.

      See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2001 (unaudited)        Alliance Treasury Reserves
================================================================================

INVESTMENT INCOME
   Interest ..................................................                        $ 12,359,744
EXPENSES
   Advisory fee (Note B) .....................................      $  2,039,473
   Distribution assistance and administrative service (Note C)         1,615,812
   Transfer agency (Note B) ..................................           208,249
   Custodian fees ............................................            93,296
   Registration fees .........................................            74,160
   Printing ..................................................            48,222
   Audit and legal fees ......................................            14,418
   Trustees' fees ............................................             5,212
   Miscellaneous .............................................             9,476
                                                                    ------------
   Total expenses ............................................         4,108,318
   Less: expense reimbursement ...............................           (29,371)
                                                                    ------------
   Net expenses ..............................................                           4,078,947
                                                                                      ------------
   Net investment income .....................................                           8,280,797
REALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions ..............                              15,714
                                                                                      ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................                        $  8,296,511
                                                                                      ============

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See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS                    Alliance Treasury Reserves
================================================================================

                                                   Six Months Ended       Year Ended
                                                   December 31, 2001       June 30,
                                                      (unaudited)            2001
                                                   =================     =============
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ......................      $   8,280,797       $  36,683,669
   Net realized gain on investment transactions             15,714              48,855
                                                     -------------       -------------
   Net increase in net assets from operations .          8,296,511          36,732,524
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ......................         (8,280,797)        (36,683,669)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (decrease) (Note E) ...........        (36,228,415)         14,850,726
                                                     -------------       -------------
   Total increase (decrease) ..................        (36,212,701)         14,899,581
NET ASSETS
   Beginning of period ........................        800,689,087         785,789,506
                                                     -------------       -------------
   End of period ..............................      $ 764,476,386       $ 800,689,087
                                                     =============       =============

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See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2001 (unaudited)                         Alliance Treasury Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Government Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Government Reserves and Alliance Treasury Reserves (the "Portfolio"), each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on invest ments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment trans actions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. Repurchase Agreements

It is the Portfolio's policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if the bankruptcy proceedings are commenced with respect to seller of the security, realization of collateral by the Portfolio may be delayed or limited.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extra ordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2001, the reimbursement amounted to $29,371.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), (formerly, Alliance Fund Services, Inc.), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $87,500 for the six months ended December 31, 2001.

For the six months ended December 31, 2001, the Port folio's expenses were reduced by $1,199 under an expense offset arrangement with AGIS.

                                                      Alliance Treasury Reserves
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2001, the distribution fee amounted to $1,019,737. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing share holder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2001, such payments by the Port folio amounted to $596,075, a substantial portion of which was paid to the Adviser and its affiliates.

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NOTE D: Investment Transactions

At December 31, 2001, the cost of investments for federal in come tax purposes was the same as the cost for financial reporting purposes. At December 31, 2001, the Portfolio had accumulated undistributed net realized gains of $108,576.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At December 31, 2001, capital paid-in aggregated $764,367,811. Transactions, all at $1.00 per share, were as follows:

                                                  Six Months
                                                     Ended              Year Ended
                                               December 31, 2001         June 30,
                                                  (unaudited)              2001
                                               =================      ==============
Shares sold ...............................         974,483,132        2,204,516,076
Shares issued on reinvestments of dividends           8,280,797           36,683,669
Shares redeemed ...........................      (1,018,992,344)      (2,226,349,019)
                                                 --------------       --------------
Net increase (decrease) ...................         (36,228,415)          14,850,726
                                                 ==============       ==============

FINANCIAL HIGHLIGHTS                                  Alliance Treasury Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                           Six Months
                                              Ended
                                           December 31,                             Year Ended June 30,
                                               2001         ====================================================================
                                            (unaudited)       2001           2000           1999           1998           1997
                                           ============     ========       ========       ========       ========       ========
Net asset value, beginning of period ..      $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                             --------       --------       --------       --------       --------       --------
Income from Investment Operations
Net investment income .................          .010(a)        .046(a)        .044           .039(a)        .045(a)        .044(a)
                                             --------       --------       --------       --------       --------       --------
Less: Dividends
Dividends from net investment income ..         (.010)         (.046)         (.044)         (.039)         (.045)         (.044)
                                             --------       --------       --------       --------       --------       --------
Net asset value, end of period ........      $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                             ========       ========       ========       ========       ========       ========
Total Return
Total investment return based on net
   asset value (b) ....................          1.02%          4.74%          4.47%          3.96%          4.63%          4.53%

Ratios/Supplemental Data
Net assets, end of period (in thousands)     $764,476       $800,689       $785,790       $811,752       $740,056       $704,084
Ratio to average net assets of:
   Expenses, net of waivers and
     reimbursements ...................          1.00%(c)       1.00%          1.00%          1.00%           .95%           .85%
   Expenses, before waivers and
     reimbursements ...................          1.01%(c)       1.00%          1.00%          1.02%          1.01%          1.00%
   Net investment income ..............          2.03%(a)(c)    4.61%(a)       4.38%          3.88%(a)       4.53%(a)       4.43%(a)

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(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.

                                                      Alliance Treasury Reserves
================================================================================

Alliance Treasury Reserves
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross(1)
Charles H.P. Duell(1)
William H. Foulk, Jr.(1)
David K. Storrs(1)
Shelby White(1)

OFFICERS

John D. Carifa, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Andrew M. Aran, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Raymond J. Papera, Senior Vice President
Kenneth T. Carty, Vice President
John F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
Joseph Dona, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and
   Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

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(1)   Members of the Audit Committee.


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Alliance Treasury Reserves
1345 Avenue of the Americas, New York, NY 10105
Toll free 1(800) 221-5672

Yields. For current recorded yield information on Alliance Treasury Reserves, call on a touch-tone telephone toll-free(800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |9| |0| |#|

For non-touch-tone telephones, call toll-free(800) 221-9513
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Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

ATRSR1201